Financial Assets and Liabilities - Schedule of Allowance for Expected Credit Losses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial assets
Opening ECL Allowance	€ 9
Increase in lifetime ECL - charged to profit or loss	1,608	9
Write-offs during the year (against ECL)	(33)
Total ECL Allowance	€ 1,584	€ 9